Personnel expenses and employee information - Bonus Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bonus Expenses [Line Items]
Total STI bonus expenses	€ 958.3	€ 823.1	€ 718.6
Board of Management
Bonus Expenses [Line Items]
Total STI bonus expenses	7.3	5.3	6.0
Former Board of Management
Bonus Expenses [Line Items]
Total STI bonus expenses	0.0	1.0	0.0
Other employees
Bonus Expenses [Line Items]
Total STI bonus expenses	€ 951.0	€ 816.8	€ 712.6